Taxes (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of Effective Tax Rate

The following table reconciles the China statutory rates to the Company’s effective tax rate for the six months ended March 31, 2020 and 2019:

	For the Six Months Ended March 31,
	2020	2019
	(Unaudited)	(Unaudited)
PRC statutory income tax rate	25.0%	25.0%
Effect of income tax holiday	(10.0)%	(10.0)%
Permanent difference	0.0%	0.1%
Research and development deduction	(0.6)%	(1.2)%
Change in valuation allowance	(0.9)%	2.7%
Effective tax rate	13.5%	16.6%

The following table reconciles the China statutory rates to the Company’s effective tax rate for the years ended September 30, 2019 and 2018:

	For the Years Ended September 30,
	2019	2018
PRC statutory income tax rate	25.0%	25.0%
Effect of income tax holiday	(10.0)%	(10.0)%
Permanent difference	0.1%	0.1%
Research and development deduction	(1.9)%	(2.4)%
Change in valuation allowance	1.1%	32.2%
Effective tax rate	14.3%	44.9%

Schedule of Components of the Income Tax Provision (Benefit)

The components of the income tax provision (benefit) are as follows:

	For the Six Months Ended March 31,
	2020	2019
	(Unaudited)	(Unaudited)
Current tax provision
Cayman Islands	$-	$-
Hong Kong	-	-
China	269,225	168,888
	269,225	168,888
Deferred tax provision (benefit)
Cayman Islands	-	-
Hong Kong	-	-
China	(19,459)	3,318
	(19,459)	3,318
Income tax provision	$249,766	$172,206

The components of the income tax provision (benefit) are as follows:

	For the Years Ended September 30,
	2019	2018
Current tax provision
Cayman Islands	$-	$-
Hong Kong	-	-
China	432,343	120,794
	432,343	120,794
Deferred tax provision (benefit)
Cayman Islands	-	-
Hong Kong	-	-
China	(5,149)	61,484
	(5,149)	61,484
Income tax provision	$427,194	$182,278

Schedule of Deferred Tax Assets

The Company’s deferred tax assets are comprised of the following:

	March 31, 2020	September 30, 2019
	(Unaudited)
Deferred tax assets derived from allowance for doubtful accounts and net operating losses (“NOL”)	$344,374	$357,721
Less: valuation allowance	(285,710)	(318,572)
Deferred tax assets	$58,664	$39,149

The Company’s deferred tax assets are comprised of the following:

	As of September 30,
	2019	2018

Deferred tax assets derived from net operating loss (“NOL”) carry forwards and deferred revenue	$357,721	$335,011
Less: valuation allowance	(318,572)	(299,478)
Deferred tax assets	$39,149	$35,533

Schedule of Taxes Payable

Taxes payable consist of the following:

	March 31, 2020	September 30, 2019
	(Unaudited)
Income tax payable	$501,410	$233,526
Value added tax payable	1,897,228	1,259,006
Other taxes payable	84,985	84,644
Total taxes payable	$2,483,623	$1,577,176

Taxes payable consist of the following:

	September 30, 2019	September 30, 2018
Income tax payable (recoverable)	$233,526	$(70,461)
Value added tax payable	1,259,006	139,116
Other taxes payable	84,644	29,981
Total taxes payable	$1,577,176	$98,636